SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2023
Parent Company [Member]
SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY ADDITIONAL INFORMATION
STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
NOTES TO CONDENSED FINANCIAL STATEMENT SCHEDULE 1
(In thousands)

1.
Schedule 1 has been provided pursuant to the requirements of Rule
12-04(a)
and
4-08(e)(3)
of Regulation
S-X,
which require condensed financial information as to financial position, cash flows and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2023, approximately $740,000 of the restricted net assets were not available for distribution and, as such, the condensed financial information of Studio City International has been presented for the years ended December 31, 2023, 2022 and 2021. Studio City International did not receive any cash dividend from its subsidiary during the years ended December 31, 2023, 2022 and 2021.

2.	Basis of Presentation
The accompanying condensed financial information has been prepared using the same accounting policies as set out in Studio City International’s consolidated financial statements except that the parent company has used the equity method to account for its investments in subsidiaries.